FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS [Abstract]
FAIR VALUE MEASUREMENTS
NOTE 3:-	FAIR VALUE MEASUREMENTS

The Company measures its convertible debt at fair value on a recurring basis. Convertible debt is classified within Level 1, since this liability is valued using quoted market price in an active market (see Note 9). As of December 31, 2011 and 2012 there are no outstanding amounts related to convertible debentures.